Note 12 - Accrued Interest Payable and Other Liabilities	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]
12.	ACCRUED INTEREST PAYABLE AND OTHER LIABILITIES

The components of accrued interest payable and other liabilities are as follows at December 31:

	2022	2021
(Dollar amounts in thousands)
Accrued interest payable	$878	$237
Accrued directors' benefits	4,440	2,247
Accrued salary and benefits expense	1,942	1,631
Operating lease liabilities	723	878
Other	2,930	1,167

Total	$10,913	$6,160